Loans Receivable - Summary of Portfolio Segments and Classes of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	$ 790,181		$ 715,039			$ 236,840
Deferred costs (fees)	225		(223)			(256)
Allowance for loan losses	(3,890)	$ (3,443)	(3,152)	$ (2,875)	$ (2,787)	(2,789)	$ (2,702)
Total	786,516		711,664			233,795
Paycheck Protection Program ("PPP") Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	2,527		23,774			0
Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	7,710		9,341			11,246
Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	88,452		98,604			21,534
Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	435,588		338,749			27,261
Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	241,401		231,302			167,536
Consumer and Other Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	8,689		7,087			2,514
Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	$ 5,814		$ 6,182			$ 6,749